================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21133

                           Clarion Investment Trust
          -----------------------------------------------------------
              (Exact name of registrant as specified in charter)

                      230 Park Avenue, New York, NY 10169
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
          -----------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

        Attached hereto.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                                                            Principal
                                                                             Amount          Value
                                                                         ------------    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (66.05%)
CS First Boston Mortgage Securities Corp.     6.000% due 07/15/2035  (a) $  4,479,000    $  4,354,618(d)
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.364% due 01/12/2043  (a)    4,300,000       4,202,459
Banc of America Commercial Mortgage, Inc.     5.892% due 07/10/2046  (a)    4,000,000       4,031,560
CS First Boston Mortgage Securities Corp.     4.947% due 12/15/2040  (a)    4,500,000       3,776,481
Wachovia Bank Commercial Mortgage Trust       5.223% due 07/15/2042  (a)    3,195,000       3,096,751
Wachovia Bank Commercial Mortgage Trust       5.367% due 10/15/2035  (a)    3,500,000       3,044,223
Crown Castle Tower LLC                        5.772 % due 11/15/2036 (a)    3,000,000       2,975,184
LB UBS Commercial Mortgage Trust              5.076% due 07/15/2037  (a)    3,618,000       2,953,153
LB UBS Commercial Mortgage Trust              5.322% due 04/15/2040  (a)    3,000,000       2,944,803
GE Capital Commercial Mortgage Corp.          5.334% due 11/10/2045  (a)    3,000,000       2,923,854
CS First Boston Mortgage Securities Corp.     5.530% due 07/15/2036  (a)    3,000,000       2,922,372
Merrill Lynch Mortgage Trust                  5.209% due 07/12/2038  (a)    3,000,000       2,914,557
Merrill Lynch Mortgage Trust                  5.421% due 09/12/2042  (a)    3,000,000       2,872,716
Morgan Stanley Capital I                      5.901% due 07/12/2044  (a)    2,800,000       2,843,624
CS First Boston Mortgage Securities Corp.     5.226% due 12/15/2036  (a)    3,000,000       2,802,024
Wachovia Bank Commercial Mortgage Trust       4.932% due 04/15/2035  (a)    3,020,000       2,739,043
CS First Boston Mortgage Securities Corp.     5.590% due 05/15/2036         2,500,000       2,484,480
GS Mortgage Securities Corp. II               5.232% due 04/10/2038  (a)    2,500,000       2,148,862
DLJ Commercial Mortgage Corp.                 7.968% due 10/10/2032         2,000,000       2,121,760
Commercial Mortgage Acceptance Corp.          6.210% due 07/15/2031  (a)    2,000,000       2,057,426
Wachovia Bank Commercial Mortgage Trust       0.146% due 10/15/2041  (a)   99,544,026(b)    2,034,879
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.038% due 01/15/2042  (a)    2,074,000       1,994,450
Wachovia Bank Commercial Mortgage Trust       6.520% due 10/15/2017  (a)    2,000,000       1,986,196
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.586% due 05/15/2045  (a)    2,000,000       1,983,064
Wachovia Bank Commercial Mortgage Trust       5.777% due 05/15/2043  (a)    2,000,000       1,977,388
GMAC Commercial Mortgage Securities, Inc.     5.436% due 11/10/2045  (a)    2,000,000       1,964,454
CS First Boston Mortgage Securities Corp.     5.603% due 07/15/2036  (a)    2,000,000       1,957,996
CWCapital Cobalt, Inc.                        5.497% due 08/15/2048  (a)    2,000,000       1,951,874
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.468% due 06/12/2041  (a)    2,000,000       1,940,814
GE Capital Commercial Mortgage Corp.          5.395% due 03/10/2040  (a)    2,000,000       1,936,440
Wachovia Bank Commercial Mortgage Trust       5.233% due 07/15/2041  (a)    2,000,000       1,935,608
GS Mortgage Securities Corp. II               4.845% due 10/10/2028  (a)    2,000,000       1,927,130
CS First Boston Mortgage Securities Corp.     6.065% due 03/15/2036  (a)    1,750,000       1,774,605
Merrill Lynch/Countrywide Commercial
  Mortgage Trust                              5.682% due 07/12/2046  (a)    1,500,000       1,488,260
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.753% due 05/15/2047  (a)    1,500,000       1,481,196
BXG Receivables Note Trust                    4.445% due 07/01/2019  (a)    1,464,162       1,421,819
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.149% due 08/15/2042  (a)    1,500,000       1,418,418
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.536% due 07/12/2037  (a)    1,300,000       1,278,088
LB UBS Commercial Mortgage Trust              5.250% due 04/15/2037  (a)    1,120,000       1,086,989
Wachovia Bank Commercial Mortgage Trust       6.013% due 07/15/2045  (a)    1,000,000       1,015,800
Nationslink Funding Corp.                     7.050% due 03/20/2030  (a)    1,000,000       1,008,370
LB UBS Commercial Mortgage Trust              5.118% due 04/15/2040         1,029,000       1,005,860
Morgan Stanley Capital I                      5.792% due 12/15/2043  (a)    1,000,000         989,512
Commercial Mortgage Pass-Through Certificates 5.782% due 12/10/2046  (a)    1,000,000         988,699
Bear Stearns Commercial Mortgage Securities   5.628% due 12/11/2038  (a)    1,000,000         978,091
Wachovia Bank Commercial Mortgage Trust       5.153% due 10/15/2041  (a)    1,000,000         960,544
Wachovia Bank Commercial Mortgage Trust       5.294% due 04/15/2042  (a)    1,000,000         959,555
LB UBS Commercial Mortgage Trust              5.097% due 03/15/2036  (a)    1,000,000         957,059
GE Capital Commercial Mortgage Corp.          5.199% due 06/10/2048  (a)    1,000,000         954,771
LB UBS Commercial Mortgage Trust              4.647% due 12/15/2036         1,000,000         946,711
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.277% due 01/12/2039  (a)    1,000,000         942,830
Prudential Securities Secured Financing Corp. 7.193% due 06/16/2031           910,821         934,894
PNC Mortgage Acceptance Corp.                 7.100% due 12/10/2032  (a)      500,000         509,732
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.620% due 07/15/2041  (a)      500,000         482,171
Wachovia Bank Commercial Mortgage Trust       0.102% due 07/15/2041  (a)  116,474,436(b)      444,816
Chase Commercial Mortgage Securities Corp.    7.370% due 06/19/2029           419,851         419,387
DLJ Mortgage Acceptance Corp.                 7.760% due 05/15/2030  (a)      263,873         263,595
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.056% due 07/12/2035  (a)    3,727,000         135,096(d)(e)
Commercial Mortgage Pass-Through Certificates 6.120% due 07/15/2016  (a)      112,454         112,461
DLJ Mortgage Commercial Corp.                 6.080% due 03/10/2032            51,902          51,825
                                                                                         ------------
   Total Commercial Mortgage-Backed
     Securities (Cost $108,179,228)                                                       108,811,397
                                                                                         ------------

                      See Notes to Financial Statements.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

                                                                        Principal
                                                                         Amount        Value
                                                                        ---------- ------------
CORPORATE BONDS (25.47%)
EOP Operating LP                              6.750% due 02/15/2012     $3,545,000 $  3,774,092
Senior Housing Properties Trust               8.625% due 01/15/2012      3,000,000    3,255,000
Simon Property Group LP                       5.450% due 03/15/2013      3,000,000    2,985,603
Mack-Cali Realty LP                           7.750% due 02/15/2011      2,000,000    2,147,050
Prologis                                      5.250% due 11/15/2010      2,150,000    2,131,725
Lennar Corp.                                  5.950% due 10/17/2011      2,000,000    2,011,332
Prologis                                      7.810% due 02/01/2015      1,500,000    1,633,710
Duke Realty LP (The)                          5.625% due 08/15/2011      1,500,000    1,504,900
Pantry, Inc.                                  7.750% due 02/15/2014      1,500,000    1,503,750
Mylan Laboratories, Inc.                      5.750% due 08/15/2010      1,500,000    1,471,875
CPG Partners LP                               8.250% due 02/01/2011      1,000,000    1,090,190
Trustreet Properties, Inc.                    7.500% due 04/01/2015      1,000,000    1,080,000
ERP Operating LP                              5.375% due 08/01/2016      1,100,000    1,079,582
Aramark Corp.                                 8.500% due 02/01/2015 (a)  1,000,000    1,023,750
Stater Brothers Holdings                      8.125% due 06/15/2012      1,000,000    1,015,000
AMB Property LP                               5.900% due 08/15/2013      1,000,000    1,008,926
Tanger Factory Outlet Centers                 6.150% due 11/15/2015      1,000,000    1,003,246
K Hovnanian Enterprises, Inc.                 7.500% due 05/15/2016      1,000,000    1,000,000
CVS Lease Pass Through                        6.036% due 12/10/2028 (a)    998,344      990,048
DR Horton, Inc.                               4.875% due 01/15/2010        940,000      920,147
Petro Stopping Centers LP / Petro Financial
Corp.                                         9.000% due 02/15/2012        850,000      884,000
ERP Operating LP                              7.125% due 10/15/2017        795,000      881,813
DRS Technologies, Inc.                        7.625% due 02/01/2018        750,000      763,125
Meritage Homes Corp.                          7.000% due 05/01/2014        785,000      753,600
Federal Realty Investment Trust               5.400% due 12/01/2013        750,000      736,879
O'Charleys, Inc.                              9.000% due 11/01/2013        500,000      525,000
DR Horton, Inc.                               8.500% due 04/15/2012        500,000      522,926
Steelcase, Inc.                               6.500% due 08/15/2011        500,000      505,437
CVS Corp.                                     5.750% due 08/15/2011        500,000      505,140
DR Horton, Inc.                               6.000% due 04/15/2011        500,000      502,335
Host Marriott LP                              6.750% due 06/01/2016        500,000      496,250
Standard-Pacific Corp.                        6.875% due 05/15/2011        500,000      492,500
Simon Property Group LP                       7.375% due 06/15/2018        425,000      470,742
Meritage Homes Corp.                          6.250% due 03/15/2015        500,000      465,000
DR Horton, Inc.                               5.875% due 07/01/2013        365,000      361,391
Spieker Properties LP                         7.650% due 12/15/2010        260,000      283,186
Autonation, Inc.                              7.000% due 04/15/2014        175,000      175,875
                                                                                   ------------
   Total Corporate Bonds (Cost $42,181,950)                                          41,955,125
                                                                                   ------------
MORTGAGE-BACKED SECURITIES (1.49%)
Federal National Mortgage Association         5.500% due 10/01/2032        813,424      802,255
Federal Home Loan Mortgage Corporation        5.500% due 03/01/2023        753,142      746,740
Federal National Mortgage Association         5.000% due 05/01/2018        673,139      659,878
Federal Home Loan Mortgage Corporation        6.000% due 11/01/2032        243,288      245,037
                                                                                   ------------
   Total Mortgage-Backed Securities
   (Cost $2,538,652)                                                                  2,453,910
                                                                                   ------------
UNITED STATES GOVERNMENT AGENCIES &
OBLIGATIONS (6.11%)
Government National Mortgage Association      5.888% due 08/16/2042      3,869,538    3,851,691
Government National Mortgage Association      3.110% due 01/16/2019      1,264,227    1,215,301
Government National Mortgage Association      5.461% due 11/16/2045      1,221,826    1,146,737
Government National Mortgage Association      5.476% due 09/16/2044      1,200,260    1,143,442
Government National Mortgage Association      5.084% due 01/16/2045      1,209,280    1,075,257
Government National Mortgage Association      5.467% due 03/16/2046        597,279      553,488
Government National Mortgage Association      5.562% due 03/16/2044        582,393      551,211
Government National Mortgage Association      5.138% due 11/16/2045        595,284      524,426
                                                                                   ------------
   Total United States Government Agencies &
     Obligations (Cost $9,998,473)                                                   10,061,553
                                                                                   ------------
TOTAL SECURITIES (99.11%)
(Cost $162,898,303) (c)                                                             163,281,985
                                                                                   ------------
OTHER ASSETS, NET OF LIABILITIES (0.88%)                                              1,458,421
                                                                                   ------------
NET ASSETS (100.00%)                                                               $164,740,406
                                                                                   ============

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2007 was $102,860,278 or 62.44% of net assets.
(b) Represents notional amount of interest-only security.
(c) The cost for federal income tax purposes was $162,898,303. At January 31, 2007 net unrealized appreciation for all securities based on tax cost was $383,682. This consisted of aggregate gross unrealized appreciation for all securities of $4,799,775 and aggregate gross unrealized depreciation for all securities of $4,416,093.
(d) Illiquid security.
(e) Fair valued security.

                      See Notes to Financial Statements.

Swap agreements outstanding at January 31 2007:
                                                                                       Notional    Unrealized
Type                                                                                    Amount    Appreciation
----                                                                                  ----------- ------------
Pay a fixed rate equal to 4.474% and receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 05/26/05, Exp. 05/26/15                                                $10,000,000   $562,190

Pay a fixed rate equal to 4.883% and receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15                                                 10,000,000    311,640
                                                                                                    --------
Total                                                                                               $873,830
                                                                                                    ========

                      See Notes to Financial Statements.

Item 2. Controls and Procedures.

    (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust


By: /s/ Daniel Heflin
    ---------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 27, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Daniel Heflin
      ---------------------------------
      Daniel Heflin
      President and Chief Executive Officer

Date: March 27, 2007

By:   /s/ Ryan Martin
      ---------------------------------
      Ryan Martin
      Chief Financial Officer

Date: March 27, 2007